Average Annual Total Returns - Lisanti Small Cap Growth Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Lisanti Small Cap Growth Fund shares
Prospectus [Line Items]
Average Annual Return, Percent	9.78%	0.28%	10.11%
Lisanti Small Cap Growth Fund shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	(1.81%)	7.49%
Lisanti Small Cap Growth Fund shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	(0.47%)	7.10%